BENEFIT PLANS (Details) - Vimeo Inc. - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
United States
Defined Contribution Plan Disclosure [Line Items]
Participating employee may contribute (as a percent)		50.00%	50.00%
Company match (as a percent)	100.00%
Maximum matching contribution as percentage to employee compensation	10.00%	6.00%
Marching contributions			$ 3.6	$ 2.2
Foreign Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Marching contributions			$ 0.3	$ 0.3